Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes Of Inventories [Line Items]
Inventory write-off	$ 49	$ 60
Decrease through write-off, financial assets	77	94
Inventories pledged as security for liabilities	947	925
Opening balance as previously reported
Classes Of Inventories [Line Items]
Net inventory write- back	$ 28	$ 34